COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD REINSURANCE LTD - Schedule I – Combined Condensed Statements Of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit (loss)	$ 492	$ (44)	$ 1
Non-cash items affecting net income
Equity in undistributed earnings of subsidiaries	(222)	(8)	0
Changes in non-cash balances related to operations
Cash flows from operating activities	107	1,581	399
Investing activities
Investments in shares of subsidiaries	(4,086)	0	0
Cash flows from investing activities	(4,341)	(3,864)	(385)
Financing activities
Issuance of common equity	450	1,410	13
Issuance of preferred equity	2,512	0	0
Cash flows from financing activities	5,994	2,640	13
Cash and cash equivalents, beginning of year	393	35	13
Net change during the year	1,760	357	27
Cash and cash equivalents, end of year	2,145	393	35
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Operating activities
Profit (loss)	490	(44)	1
Non-cash items affecting net income
Equity in undistributed earnings of subsidiaries	(565)	41	(1)
Changes in non-cash balances related to operations
Changes in working capital and other	32	5	0
Cash flows from operating activities	(43)	2	0
Investing activities
Investments in shares of subsidiaries	(2,885)	(1,475)	(13)
Cash flows from investing activities	(2,885)	(1,475)	(13)
Financing activities
Issuance of common equity	450	1,501	13
Issuance of preferred equity	2,512	0	0
Distributions	(59)	(3)	0
Cash flows from financing activities	2,903	1,498	13
Cash and cash equivalents, beginning of year	25	0	0
Net change during the year	(25)	25	0
Cash and cash equivalents, end of year	$ 0	$ 25	$ 0